NOTE 6 - CONSTRUCTION IN PROGRESS	12 Months Ended
May 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 6 – CONSTRUCTION IN PROGRESS

The Company has construction in progress, in the amount of $106,726 at May 31, 2016 on improvements to its leased facility in Colorado.  As of May 31, 2016, the Company has yet to start amortizing these improvements.